Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 1,429	$ 66,740
Charge to Income	37,194	(65,311)
Others	(994)
Ending balance	37,629	1,429
Deferred Tax Assets Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,468,356	1,934,613
Charge to Income	(1,325,435)	2,533,743
Ending balance	3,142,921	4,468,356
Deferred Tax Assets Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		397,226
Charge to Income		(397,226)
Deferred Tax Assets Tax Loss Carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,920
Charge to Income	43,011	11,710
Allowance for Impairment		(5,790)
Ending balance	48,931	5,920
Deferred Tax Assets Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	52,295	61,736
Charge to Income	(40,937)	(9,441)
Ending balance	11,358	52,295
Deferred Tax Assets Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,280	3,237
Charge to Income	(1,280)	(4,843)
Allowance for Impairment		2,886
Ending balance		1,280
Deferred Tax Assets Allowance for Impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38,473	7,090
Charge to Income	(31,465)	31,383
Ending balance	7,008	38,473
Deferred Tax Assets Other Financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,403
Charge to Income		(1,403)
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	679,573	334,264
Charge to Income	1,057,860	345,309
Ending balance	1,737,433	679,573
Deferred Tax Assets Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	651,116	767,716
Charge to Income	(198,334)	(116,600)
Ending balance	452,782	651,116
Deferred Tax Assets Foreign Currency Quotation Difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8,070	8,535
Charge to Income	(8,070)	(465)
Ending balance		8,070
Deferred Tax Assets Inflation Adjustment Deferral [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	5,813,416
Ending balance	5,813,416
Deferred Tax Assets Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	35,220	75
Charge to Income	30,764	35,145
Ending balance	65,984	35,220
Deferred Tax Assets Gross [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,941,732	3,582,635
Charge to Income	5,376,724	2,362,001
Allowance for Impairment		(2,904)
Others	(994)
Ending balance	11,317,462	5,941,732
Deferred Tax Assets Subsidiaries With Net Liability Position [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,444,981)	(2,409,555)
Charge to Income	(4,065,544)	(2,035,426)
Ending balance	(8,510,525)	(4,444,981)
Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,496,751	1,173,080
Charge to Income	1,311,180	326,575
Allowance for Impairment		(2,904)
Others	(994)
Ending balance	2,806,937	1,496,751
Deferred Tax Liabilities Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(193,640)	(33,485)
Charge to Income	172,643	(160,155)
Ending balance	(20,997)	(193,640)
Deferred Tax Liabilities Other Financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(75,983)	(58,349)
Charge to Income	23,802	(17,634)
Ending balance	(52,181)	(75,983)
Deferred Tax Liabilities Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(15,214)	(12,605)
Charge to Income	15,214	(2,609)
Ending balance		(15,214)
Deferred Tax Liabilities Property, Plant and Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(6,067,770)	(4,626,114)
Charge to Income	(1,530,065)	(1,441,656)
Ending balance	(7,597,835)	(6,067,770)
Deferred Tax Liabilities Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(269,674)
Charge to Income	(461,476)	(269,674)
Ending balance	(731,150)	(269,674)
Deferred Tax Liabilities Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(581,085)	(237,386)
Charge to Income	(38,469)	(343,699)
Ending balance	(619,554)	(581,085)
Deferred Tax Liabilities Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(589,089)
Charge to Income	(1,544,067)	589,089
Ending balance	(1,544,067)
Deferred Tax Liabilities Other Financial Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(24,507)
Charge to Income	(963)	(24,507)
Ending balance	(25,470)	(24,507)
Deferred Tax Liabilities Subordinated Negotiable Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(27,070)	(31,276)
Charge to Income	15,285	4,206
Ending balance	(11,785)	(27,070)
Deferred Tax Liabilities Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	(109,081)
Ending balance	(109,081)
Deferred Tax Liabilities Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(820)
Charge to Income	(13,352)	820
Ending balance	(13,352)
Deferred Tax Liabilities Foreign Currency Quotation Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	(2,950)
Ending balance	(2,950)
Deferred Tax Liabilities Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(118,462)	(33,282)
Charge to Income	117,658	(85,180)
Ending balance	(804)	(118,462)
Deferred Tax Liabilities Foreign Gross [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7,373,405)	(5,622,406)
Charge to Income	(3,355,821)	(1,750,999)
Ending balance	(10,729,226)	(7,373,405)
Deferred Tax Liabilities Subsidiaries With Net Asset Position [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,444,981	2,409,555
Charge to Income	4,065,544	2,035,426
Ending balance	8,510,525	4,444,981
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,928,424)	(3,212,851)
Charge to Income	709,723	284,427
Ending balance	$ (2,218,701)	$ (2,928,424)